Exceptional items - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exceptional items
Foreign currency translation losses/(gain)	$ (83,000,000)	$ 37,000,000
Foreign currency loss		6,000,000	$ 3,000,000
Exceptional finance income	192,000,000	147,000,000	(80,000,000)
Exceptional income tax Charge / (credit)	13,000,000	(21,000,000)	19,000,000
Exceptional Net Charge / (Credit) before tax.	(10,000,000)	71,000,000	(256,000,000)
Exceptional items.
Exceptional items
Net charge / (Net credit)	16,000,000	34,000,000	(145,000,000)
Start-up related and other costs	24,000,000	36,000,000	67,000,000
Transaction related and other costs	5,000,000	14,000,000	23,000,000
Impairment - property, plant and equipment		18,000,000
Reversal of restructuring costs provisions	4,000,000
Restructuring and other costs		38,000,000
Legal settlement		6,000,000
Gain on movement in fair market values			(242,000,000)
Foreign currency translation losses/(gain)			9,000,000
Foreign currency loss			22,000,000
Exceptional finance income	(13,000,000)	(58,000,000)	(218,000,000)
Exceptional income tax Charge / (credit)	8,000,000	(14,000,000)	(17,000,000)
Professional fees		8,000,000	14,000,000
Exceptional Net Charge / (Credit) before tax.	8,000,000	48,000,000	(128,000,000)
Americas | Exceptional items.
Exceptional items
Start-up related and other costs	15,000,000	20,000,000	40,000,000
Part-reversal of impairment charge	4,000,000
Impairment - property, plant and equipment		9,000,000
Restructuring and other costs		20,000,000
Europe | Exceptional items.
Exceptional items
Start-up related and other costs	$ 9,000,000	16,000,000	$ 27,000,000
Impairment - property, plant and equipment		9,000,000
Restructuring and other costs		$ 18,000,000